UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):   [ X ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management IV, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     AIF IV Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    310-843-1990

Signature, Place, and Date of Signing:

    By:  AIF IV Management, Inc.            Los Angeles, CA  Mar. 2, 2005
    By:  Michael D. Weiner, Vice President  Los Angeles, CA  Mar. 2, 2005

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total (x$1000):  $3,353,474

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-10406   Apollo Investment Fund IV, L.P.
 02   28-10795   Apollo Management V, L.P.
 03   28-10794   Apollo Investment Fund V, L.P.


* Fair market value is based on the closing prices of the securities, as of December 31, 2004 reported for composite transactions in New York Stock Exchange- and American Stock Exchange-listed securities and trans-actions in the Nasdaq National Market, and closing quotations for Nasdaq Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

Allied Waste Industries Inc   Com Par $.01 New 019589308  610063  65739579 Sh       Defined 1,**    65739579  0    0
Apollo Invt Corp              Com              03761U106   15100   1000000 Sh       Defined **       1000000  0    0
Educate Inc                   Com              28138P100  299069  22582277 Sh       Defined 1       22582277  0    0
Hayes Lemmerz Intl Inc        Com New          420781304   29554   3346983 Sh       Defined 2,3      3346983  0    0
Nalco Holding Company         Com              62985Q101  594048  30432778 Sh       Defined 2,3     30432778  0    0
National Finl Partners Corp   Com              63607P208  261902   6750058 Sh       Defined 1        6750058  0    0
Quality Distr Inc Fla         Com              74756M102   87804  10390979 Sh       Defined **      10390979  0    0
Rent A Ctr Inc New            Com              76009N100  191287   7218391 Sh       Defined 1        7218391  0    0
Sirius Satellite Radio Inc    Com              82966U103  895878 117569352 Sh       Defined 1      117569352  0    0
UAP Hldg Corp                 Com              903441103  292496  16936653 Sh       Defined 2,3     16936653  0    0
UnitedGlobalCom               Cl A             913247508   36927   3822679 Sh       Defined 1        3822679  0    0
United Rentals Inc            Com              911363109   34861   1844500 Sh       Defined 1        1844500  0    0
Vail Resorts Inc              Com              91879Q109    4484    200000 Sh       Defined **       2000000  0    0
